Risk management - Schedule of exposure and impairment losses by stage (Details) € in Millions	Dec. 31, 2025 EUR (€) tranches	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Exposure and impairment losses
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 888,496	€ 908,963	€ 914,491
Financial assets	(300,026)	(283,497)	(243,203)
Accumulated impairment
Exposure and impairment losses
Financial assets	520	349	286
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	21,158	22,125	22,788	€ 22,684
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	20,942	20,635	21,750
Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	7,631	8,037	8,550
Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	13,527	14,088	14,238
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	779,109	800,360	807,228
Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	3,068	3,184	3,463
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	78,112	77,330	74,808
Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	4,698	4,512	4,883
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	31,275	31,273	32,455
Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	13,177	12,938	13,404
From AAA to AA-
Exposure and impairment losses
Maximum exposure to credit risk	115,038	104,958	143,029
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	112,795	102,394	140,792
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	2,243	2,564	2,237
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From A+ to BB
Exposure and impairment losses
Maximum exposure to credit risk	381,579	426,837	417,930
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	367,186	411,158	404,184
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	14,393	15,678	13,746
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From BB- to B-
Exposure and impairment losses
Maximum exposure to credit risk	335,376	318,878	290,599
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	291,014	276,422	250,619
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	44,363	42,456	39,979
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
CCC and below
Exposure and impairment losses
Maximum exposure to credit risk	56,503	58,291	62,933
CCC and below | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	8,114	10,385	11,633
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	17,114	16,633	18,846
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 31,275	€ 31,273	€ 32,455